Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK 60/40 TARGET ALLOCATION FUND	Jan. 28, 2021
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
10 Years	9.13%
MSCI ACWI Index (42%); MSCI USA Index (18%); Bloomberg Barclays U.S. Universal Index (40%) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	14.88%
5 Years	10.14%
10 Years	8.20%
Institutional Shares
Average Annual Return:
1 Year	17.34%
5 Years	10.03%
10 Years	9.15%
Investor A Shares
Average Annual Return:
1 Year	10.69%
5 Years	8.47%
10 Years	8.17%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	9.41%
5 Years	7.30%
10 Years	6.97%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.65%
5 Years	6.28%
10 Years	6.24%
Investor C Shares
Average Annual Return:
1 Year	15.03%
5 Years	8.82%
10 Years	8.12%
Class R Shares
Average Annual Return:
1 Year	16.69%
5 Years	9.45%
10 Years	8.57%